Members Equity - Additional Information (Detail) - USD ($)				6 Months Ended		12 Months Ended
	Jul. 26, 2019	Nov. 30, 2018	Nov. 29, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 17, 2018	Feb. 28, 2017	Feb. 11, 2013
Members Equity [Line Items]
Membership units issued										1,000
Membership units issued, par value										$ 1
Membership units issued, capital contribution value										$ 1,000
Minority interest				$ 1,530,000		$ 1,323,000	$ 1,365,000
Notes receivable due from chief operating officer, settled				$ 708,000	$ (1,483,000)	1,145,000	$ (1,054,000)
Members contribution, units		1,000
Members contribution, value						$ 48,743,000
Convertible debt, exchanged		$ 48,700,000
American Electric Technologies Inc [Member]
Members Equity [Line Items]
Percentage of outstanding units exchanged								100.00%
Capital Unit, Class B [Member] | LNG Investments [Member]
Members Equity [Line Items]
Members contribution, units		2,000
Members contribution, value		$ 20,000,000
Capital Unit, Class A [Member] | LNG Investments [Member]
Members Equity [Line Items]
Aggregate number of common units issued in exchange for indebtedness		$ 4,874.28
JCH Crenshaw Holdings LLC [Member]
Members Equity [Line Items]
Members contribution, units		500
Members contribution, value		$ 10,000,000
JCH Crenshaw Holdings LLC [Member] | Capital Unit, Class B [Member] | LNG Investments [Member]
Members Equity [Line Items]
Members contribution, units		1,000
Members contribution, value		$ 10,000,000
Crenshaw Family Holdings LP [member]
Members Equity [Line Items]
Members contribution, units		500
Members contribution, value		$ 10,000,000
Crenshaw Family Holdings LP [member] | Capital Unit, Class B [Member] | LNG Investments [Member]
Members Equity [Line Items]
Members contribution, units		1,000
Members contribution, value		$ 10,000,000
Chief Executive Officer [Member]
Members Equity [Line Items]
Notes receivable due from chief operating officer, settled			$ (500,000)
Maximum [Member]
Members Equity [Line Items]
Units authorized										1,000
Subsequent Event [Member] | Share Exchange Agreement [Member]
Members Equity [Line Items]
Business combination share exchange resultant description	$ 0
Number of common stock issued under share exchange agreement	105,558,606
Percentage of number of common stock issued and outstanding under share exchange agreement	90.00%
Subsequent Event [Member] | Parent Company [Member] | Share Exchange Agreement [Member]
Members Equity [Line Items]
Ownership interest acquired	100.00%
Subsequent Event [Member] | Board of Directors Chairman [Member] | Share Exchange Agreement [Member]
Members Equity [Line Items]
Percentage of beneficial ownership	88.40%
PEG Partners LLC [Member]
Members Equity [Line Items]
Ownership interest acquired									80.00%
Minority interest									$ 1,600,000
Minority interest percentage									20.00%
PEG Partners LLC [Member] | Subsequent Event [Member] | Share Exchange Agreement [Member]
Members Equity [Line Items]
Percentage of outstanding limited liability owned	80.00%
PEG Partners LLC [Member] | Subsequent Event [Member] | Parent Company [Member] | Share Exchange Agreement [Member]
Members Equity [Line Items]
Ownership interest acquired	20.00%
Percentage of outstanding limited liability owned	100.00%
American Electric Technologies Inc [Member] | Subsequent Event [Member] | Parent Company [Member] | Share Exchange Agreement [Member]
Members Equity [Line Items]
Percentage of outstanding limited liability owned	100.00%